EXIT AND DISPOSAL ACTIVITIES - Summary of Severance Liability Recognized for Reduction in Workforce (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Restructuring Cost And Reserve [Line Items]
Severance liability, beginning balance	$ 150
Accruals		$ 1,543
Cash payments	(150)	(1,393)
Severance liability, ending balance		150
Corporate
Restructuring Cost And Reserve [Line Items]
Severance liability, beginning balance	64
Accruals		583
Cash payments	(64)	(519)
Severance liability, ending balance		64
Cemetery | Operating
Restructuring Cost And Reserve [Line Items]
Severance liability, beginning balance	86
Accruals		935
Cash payments	$ (86)	(849)
Severance liability, ending balance		86
Funeral Home | Operating
Restructuring Cost And Reserve [Line Items]
Accruals		25
Cash payments		$ (25)